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Supplement to the currently effective Prospectus for each of the listed Portfolios:

Scudder Variable Series I:
o  Balanced Portfolio
o  Capital Growth Portfolio

Scudder Variable Series II:
o  Scudder Growth Portfolio
o  Scudder Total Return Portfolio


[Note: Not all of the above-referenced investment portfolios are available in all products.]

Effective December 13, 2002, the following people will handle the day-to-day management of Capital Growth Portfolio and Scudder Growth Portfolio and will handle the day-to-day management of the equity portion of the Balanced Portfolio and Scudder Total Return Portfolio replacing William Gadsden as portfolio manager:

Julie M. Van Cleave, CFA                                      Thomas J. Schmid, CFA
Managing Director of Deutsche Asset Management and            Director of Deutsche Asset Management and portfolio
portfolio manager of the Portfolios.                          manager of the Portfolios.
  o Joined Deutsche Asset Management and the Portfolios         o Joined Deutsche Asset Management and the
    in 2002.                                                      Portfolios in 2002.
  o Head of Large Cap Growth.                                   o Previous experience includes 15 years' investment
  o Previous experience includes 18 years' investment             industry experience, most recently as Director --
    industry experience at Mason Street Advisors, most            Common Stock at Mason Street Advisors.
    recently serving as Managing Director and team leader       o MBA, University of Chicago.
    for the large cap investment team.
  o MBA, University of Wisconsin -- Madison.

Jack A. Zehner
Director of Deutsche Asset Management and portfolio manager of the Portfolios.
  o Joined Deutsche Asset Management and the Portfolios in 2002.
  o Previous experience includes eight years' investment industry experience at Mason Street Advisors where he served most recently as Director -- Common Stock.
  o MBA, Marquette University.








November 25, 2002